Joint Arrangements and Associate (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of joint ventures [line items]
Disclosure of associates
Summarized below is the financial information for Headwater accounted for using the equity method.

For the periods ended September 30, 2021	Three Months Ended	Nine Months Ended
Net Earnings (Loss) (1)	5	(2)
Share of Equity Investment	25%	25%
Proportionate Share of Equity Investment	1	(1)
(1)Represents the three and nine month periods based on the prior quarter's release of results due to the timing of reporting dates.

Husky-CNOOC Madura Ltd.
Disclosure of joint ventures [line items]
Disclosure of joint ventures
Summarized below is the financial information for HCML accounted for using the equity method.
Results of Operations

For the periods ended September 30, 2021	Three Months Ended	Nine Months Ended
Revenue	119	348
Expenses	75	330
Net Earnings (Loss)	44	18
Balance Sheet

As at	September 30, 2021
Current Assets (1)	213
Non-Current Assets	1,464
Current Liabilities	71
Non-Current Liabilities	988
Net Assets	618
(1)Includes cash and cash equivalents of $56 million.